RELATED PARTY TRANSACTIONS - Summary (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders with an interest equal or higher than 20% of the Bank's capital
Assets
Financial assets investments	$ 3,087	$ 1,232	$ 6,050
Derivative financial instruments		1,283	48,747
Loans and advances to customers	2,289,836	2,562,324	1,850,407
Allowance for loans, advances, and lease losses	(3,494)	(2,759)	(1,455)
Other assets	14,786	17,685	17,951
Total assets	2,304,215	2,579,765	1,921,700
Liabilities
Deposits by customers	1,197,768	1,522,278	1,434,117
Derivative financial instruments	260	53,051	14
Other liabilities	2,246	20,044	23,070
Total liabilities	1,200,274	1,595,373	1,457,201
Income
Interest on loans and financial leases	281,048	268,820	157,451
Valuation on financial instruments	20,761	145	97
Fees and commissions income	819,685	750,416	744,000
Dividends and net income on equity investments	4,057	75	213
Derivatives Foreign exchange contracts	89,165	(68,910)	63,060
Other operating income	51,596	43,476	48,531
Net income	1,266,312	994,022	1,013,352
Expenses
Interest expenses	86,479	136,562	181,085
Credit impairment (recovery) charges, net	1,030	1,566	(8,307)
Fees and commissions expenses	22,223	477	590
Employee benefits	118,554	105,604	89,199
Other administrative and general expenses	69,864	130,571	159,184
Total expenses	298,150	374,780	421,751
Directors and senior management
Assets
Derivative financial instruments		729	0
Loans and advances to customers	11,379	23,973	22,437
Allowance for loans, advances, and lease losses	(16)	(19)	(50)
Other assets	20	16	18
Total assets	11,383	24,699	22,405
Liabilities
Deposits by customers	7,684	16,807	16,312
Derivative financial instruments		183	209
Other liabilities	74	91	59
Total liabilities	7,758	17,081	16,580
Income
Interest on loans and financial leases	701	1,834	1,783
Fees and commissions income	55	159	98
Derivatives Foreign exchange contracts		1,442	(218)
Other operating income	10	70	9
Net income	766	3,505	1,672
Expenses
Interest expenses	365	876	1,038
Credit impairment (recovery) charges, net	5	(29)	4
Employee benefits	80	131	93
Other administrative and general expenses	2,161	2,711	2,492
Total expenses	2,611	3,689	3,627
Associates and joint ventures
Assets
Financial assets investments	49,903	49,643	54,001
Derivative financial instruments	7,033	53	7,297
Loans and advances to customers	211,304	294,674	271,676
Allowance for loans, advances, and lease losses	(6,797)	(2,453)	(760)
Investment in associates and joint ventures	3,311,506	2,928,984	2,997,603
Other assets	433,749	332,811	271,263
Total assets	4,006,698	3,603,712	3,601,080
Liabilities
Deposits by customers	148,273	242,996	141,853
Derivative financial instruments	54	10,116	1,068
Other liabilities	77,160	73,838	70,387
Total liabilities	225,487	326,950	213,308
Income
Interest on loans and financial leases	36,819	27,177	27,925
Valuation on financial instruments	8,571	9,504	11,998
Fees and commissions income	35,020	18,004	14,647
Dividends and net income on equity investments	613,583	30,202	109,563
Derivatives Foreign exchange contracts	18,857	(6,797)	27,174
Other operating income	31,098	47,629	9,806
Net income	743,948	125,719	201,113
Expenses
Interest expenses	5,478	9,066	8,261
Credit impairment (recovery) charges, net	4,212	2,742	(1,193)
Fees and commissions expenses	220,237	186,384	152,563
Employee benefits	1
Other administrative and general expenses	94,386	77,086	23,644
Total expenses	$ 324,314	$ 275,278	$ 183,275